Revenue - Narrative (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue
Contract term	20 years
Contract with customer, asset, before allowance		$ 51
Contract asset, non current		50	$ 30
Contract asset, current		21	59
Contract liability		$ 0	$ 2	$ 2
Utilities | Operating Segments | Commodity sales contracts | Minimum
Disaggregation of Revenue
Contract term		1 year
Utilities | Operating Segments | Commodity sales contracts | Maximum
Disaggregation of Revenue
Contract term		5 years
Midstream | Operating Segments | Commodity sales contracts
Disaggregation of Revenue
Contract term		1 year
Corporate/Other
Disaggregation of Revenue
Purchase agreement period		20 years